Related Party Transactions and Arrangements (Schedule of Amount Contractually Due and Forgiven in Connection With Operation Related Services) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended				9 Months Ended				12 Months Ended
	Sep. 30, 2013		Sep. 30, 2012		Sep. 30, 2013		Sep. 30, 2012		Dec. 31, 2012		Dec. 31, 2011
Operation Fees and Reimbursements [Member]
Related Party Transaction [Line Items]
Payable	$ 23				$ 23				$ 382		$ 37
Incurred [Member] | Operation Fees and Reimbursements [Member]
Related Party Transaction [Line Items]
Related party operation fees and reimbursements	3,970		10,095		28,511		22,103		34,804		2,311
Forgiven [Member] | Operation Fees and Reimbursements [Member]
Related Party Transaction [Line Items]
Related party operation fees and reimbursements	3,739		528		6,908		1,969		3,512		289
Nonrecurring Fees [Member] | Acquisition and Related Expenses [Member]
Related Party Transaction [Line Items]
Payable	0	[1]			0	[1]			364	[1]	37
Nonrecurring Fees [Member] | Financing fees and related cost reimbursements [Member]
Related Party Transaction [Line Items]
Payable	0				0				0		0
Nonrecurring Fees [Member] | Other Expense Reimbursements [Member]
Related Party Transaction [Line Items]
Payable	0				0				18		0
Nonrecurring Fees [Member] | Incurred [Member] | Acquisition and Related Expenses [Member]
Related Party Transaction [Line Items]
Related party operation fees and reimbursements	86	[1]	4,529	[1]	3,190	[1]	9,712	[1]	27,138		1,692
Nonrecurring Fees [Member] | Incurred [Member] | Financing fees and related cost reimbursements [Member]
Related Party Transaction [Line Items]
Related party operation fees and reimbursements	0		1,424		7,500		2,683		3,350		182
Nonrecurring Fees [Member] | Incurred [Member] | Other Expense Reimbursements [Member]
Related Party Transaction [Line Items]
Related party operation fees and reimbursements	42		3,614		8,359		7,527		592		148
Nonrecurring Fees [Member] | Forgiven [Member] | Acquisition and Related Expenses [Member]
Related Party Transaction [Line Items]
Related party operation fees and reimbursements	0	[1]	0	[1]	0	[1]	0	[1]	0		0
Nonrecurring Fees [Member] | Forgiven [Member] | Financing fees and related cost reimbursements [Member]
Related Party Transaction [Line Items]
Related party operation fees and reimbursements	0		0		0		0		0		0
Nonrecurring Fees [Member] | Forgiven [Member] | Other Expense Reimbursements [Member]
Related Party Transaction [Line Items]
Related party operation fees and reimbursements	0		0		0		0		0		0
Recurring Fees [Member] | Base Management Fees [Member]
Related Party Transaction [Line Items]
Payable	0	[2]			0	[2]			0	[2]	0
Recurring Fees [Member] | Incentive Fees [Member]
Related Party Transaction [Line Items]
Payable	23				23				0		0
Recurring Fees [Member] | Property Management Fees [Member]
Related Party Transaction [Line Items]
Payable	0	[2]			0	[2]			0	[2]	0
Recurring Fees [Member] | Incurred [Member] | Base Management Fees [Member]
Related Party Transaction [Line Items]
Related party operation fees and reimbursements	3,739	[2]	278	[2]	8,393	[2]	1,725	[2]	2,035		274
Recurring Fees [Member] | Incurred [Member] | Incentive Fees [Member]
Related Party Transaction [Line Items]
Related party operation fees and reimbursements	103		0		270		0		771		0
Recurring Fees [Member] | Incurred [Member] | Property Management Fees [Member]
Related Party Transaction [Line Items]
Related party operation fees and reimbursements	0	[2]	250	[2]	799	[2]	456	[2]	918		15
Recurring Fees [Member] | Forgiven [Member] | Base Management Fees [Member]
Related Party Transaction [Line Items]
Related party operation fees and reimbursements	3,739	[2]	278	[2]	6,109	[2]	1,513	[2]	1,823		274
Recurring Fees [Member] | Forgiven [Member] | Incentive Fees [Member]
Related Party Transaction [Line Items]
Related party operation fees and reimbursements	0		0		0		0		771		0
Recurring Fees [Member] | Forgiven [Member] | Property Management Fees [Member]
Related Party Transaction [Line Items]
Related party operation fees and reimbursements	$ 0	[2]	$ 250	[2]	$ 799	[2]	$ 456	[2]	$ 918		$ 15

[1]	In conjunction with the ARCT III Merger, the payment of acquisition fees was terminated, however for properties that were in ARCP's or ARCT III's pipeline at the ARCT III Merger date, the fees were paid as the Manager had sourced and negotiated the purchase price prior to the ARCT III Merger.
[2]	The amounts incurred and paid were recognized in merger and other transaction related costs during the nine months ended September 30, 2013 as they relate to the ARCT III Merger.